Finance Income and Expense (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Finance Income and Expense

	2017	2016	2015
	(Euros in thousands)
Interest and related income	1,112	88	50
Net loss on foreign exchange	(19,449)	(409)	—
Interest and other expenses	(10,696)	(19,235)	(195)
Financing costs	(190)	—	—

	(29,223)	(19,556)	(145)